Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities
Net income	$ 164	$ 38
Reconciling adjustments:
Provision for finance receivable losses	91	79
Depreciation and amortization	19	20
Deferred income tax charge (benefit)	8	(13)
Share-based compensation expense, net of forfeitures	1	0
Net gain on sale of SpringCastle interests	(167)	0
Other	6	(8)
Cash flows due to changes in:
Other assets and other liabilities	36	72
Insurance claims and policyholder liabilities	(7)	(2)
Taxes receivable and payable	47	18
Accrued interest and finance charges	20	7
Restricted cash and cash equivalents not reinvested	1	0
Other, net	1	0
Net cash provided by operating activities	220	211
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(30)	0
Proceeds on sales of finance receivables held for sale originated as held for investment	0	52
Proceeds from sale of SpringCastle interests	101	0
Cash advances on intercompany notes receivables	(112)	(28)
Principal collections on intercompany notes receivables	127	16
Available-for-sale securities purchased	(92)	(95)
Trading and other securities purchased	(1)	(945)
Available-for-sale securities called, sold, and matured	78	56
Trading and other securities called, sold, and matured	10	1,193
Change in restricted cash and cash equivalents	(5)	(120)
Proceeds from sale of real estate owned	2	5
Other, net	4	10
Net cash provided by investing activities	82	144
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	295	1,523
Proceeds from intercompany note payable	370	0
Repayments of long-term debt	(916)	(315)
Distributions to joint venture partners	(18)	(18)
Excess tax benefit from share-based compensation	1	0
Capital contribution from parent	10	0
Net cash provided by (used for) financing activities	(258)	1,190
Net change in cash and cash equivalents	44	1,545
Cash and cash equivalents at beginning of period	321	749
Cash and cash equivalents at end of period	365	2,294
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	1,608	0
Transfer of finance receivables to real estate owned	2	2
Net unsettled investment security dispositions	$ 0	$ 19